Leases - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [Line Items]
Finance lease receivables	$ 63	$ 0
Income from subleasing right-of-use assets	5
I F R S16 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Lease commitments, not commenced	119
Leases expiring in 12 months or fewer	$ 108